Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2017 - 26.5%). The differences are as follows:

	2018	2017
Expected income tax expense at Canadian statutory rate	$35,102	$46,410
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(34,165)	(20,987)
Net loss from investment in Atlantica	25,870	—
Base Erosion Anti-Abuse Tax	6,101	—
Non-controlling interests share of income	29,637	18,979
Allowance for equity funds used during construction	(719)	(799)
Capital gain rate differential	722	(687)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	58	5,489
Non-deductible acquisition costs	4,267	13,660
Change in valuation allowance	1,160	(974)
Tax credits	(1,419)	(6,288)
Adjustment relating to prior periods	3,673	(31)
U.S. Tax reform and related deferred tax adjustments	(18,363)	17,112
Other	1,448	1,543
Income tax expense	$53,372	$73,427

On December 22, 2017, the Tax Act was signed into legislation. The Tax Act includes a broad range of legislative changes including a reduction of the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018, limitations on the deductibility of interest and 100% expensing of qualified property. The Tax Act provides an exemption to regulated utilities from the limitations on the deductibility of interest and also does not permit regulated utilities to immediately expense 100% of the cost of new investments in qualified property.
As a result of the Tax Act being enacted during 2017, the Company was required to revalue its United States deferred income tax assets and liabilities based on the rates they are expected to reverse at in the future, which is generally 21% for U.S. federal tax purposes. The Company recognized a provisional charge to income tax expense of $17,112 in 2017 as a result of the revaluation of its U.S. non-regulated net deferred income tax assets. In 2018, the Company completed its remeasurement of deferred income tax assets and liabilities as permitted under the measurement period outlined under SEC Staff Accounting Bulletin 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB 118”).  The final adjustments related to the implementation of U.S. Tax Reform resulted in a non-cash accounting benefit of $18,363 which was recorded in the Company's 2018 consolidated statement of operations.
On June 1, 2018, the State of Missouri enacted legislation that, effective for tax years beginning on or after January 1, 2020, reduces the corporate income tax rate from 6.25% to 4%, among other legislative changes. The Company reduced its regulated net deferred income tax liabilities by $15,586 and recorded an equivalent increase to net regulatory liabilities since the benefit of lower Missouri state income taxes is probable of being returned to customers by order of the applicable regulator.
For the years ended December 31, 2018 and 2017, earnings before income taxes consist of the following:

	2018	2017
Canada	$(109,537)	$(2,711)
U.S.	241,998	177,843
	$132,461	$175,132

18.	Income taxes (continued)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2018
Canada	$2,872	$(14,197)	$(11,325)
United States	8,475	56,222	64,697
	$11,347	$42,025	$53,372
Year ended December 31, 2017
Canada	$3,296	$(14,168)	$(10,872)
United States	4,221	80,078	84,299
	$7,517	$65,910	$73,427

The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2017 are presented below:

	2018	2017
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$329,099	$328,679
Pension and OPEB	48,586	43,638
Acquisition-related costs	1,420	1,601
Environmental obligation	14,790	14,803
Reserves and other non-deductible costs	20,517	30,652
Regulatory liabilities	161,560	154,597
Financial derivatives	12,831	7,607
Other	10,425	16,384
Total deferred income tax assets	599,228	597,961
Less valuation allowance	(28,018)	(19,951)
Total deferred tax assets	571,210	578,010
Deferred tax liabilities:
Property, plant and equipment	(653,962)	(668,083)
Intangible assets	(7,247)	(7,157)
Outside basis in partnership	(167,659)	(125,519)
Regulatory accounts	(113,758)	(114,062)
Financial derivatives	—	(980)
Other	(314)	—
Total deferred tax liabilities	(942,940)	(915,801)
Net deferred tax liabilities	$(371,730)	$(337,791)
Consolidated Balance Sheets Classification:
Deferred tax assets	$72,415	$61,357
Deferred tax liabilities	(444,145)	(399,148)
Net deferred tax liabilities	$(371,730)	$(337,791)

18.	Income taxes (continued)
The valuation allowance for deferred tax assets as at December 31, 2018 was $28,018 (2017 - $19,951). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2018, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$925,439

The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of its subsidiaries. Deferred income taxes have not been provided on approximately $280,643 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.